Label	Element	Value
T. Rowe Price Global Technology Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

In the Summary Prospectus and Section 1 of the Prospectus, the information under “Principal Investment Strategies” currently states:

The adviser normally seeks to invest in at least 5 countries and allocates approximately 25% of the fund’s assets in stocks of companies outside the U.S., including companies in emerging markets. However, the amount of the fund’s assets invested in foreign securities will vary depending on the portfolio manager’s view of opportunities overseas versus those in the U.S.

Effective August 1, 2024, these sentences are replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

In Section 2 of the Prospectus, the information under “Principal Investment Strategies” currently states:

The adviser normally seeks to invest in at least 5 countries and allocates approximately 25% of the fund’s assets in stocks of companies outside the U.S., including companies in emerging markets. However, the amount of the fund’s assets invested in foreign securities will vary depending on the portfolio manager’s view of opportunities overseas versus those in the U.S. For purposes of determining whether a company in which the fund invests is a U.S. or foreign company, the fund uses the country assigned to a security by MSCI Barra, a third-party provider of benchmark indexes and data services, or another unaffiliated data provider.

Effective August 1, 2024, these sentences are replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. For purposes of determining whether the fund invests in a U.S. or foreign issuer, the fund relies on the country assigned to a security by MSCI, Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider.